Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans
13.	EMPLOYEE BENEFIT PLANS
All full-time employees are eligible to participate in a 401(k) plan that we sponsor upon completing 90 days of services. Eligible employees are permitted to contribute up to the maximum amount allowed by law. We match up to 4% of the compensation contributed by the employee. We made matching contributions of $1,592 and $1,269 during 2020 and 2019, respectively, and were included within selling general, and administrative expenses in the consolidated statement of operations.